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MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, Connecticut 06002

                                                                     May 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Fund UL for Variable Life Insurance
     File Nos. 333-96519 and 811-03927

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated May 1, 2011 and Statement of Additional Information ("SAI") dated May 1, 2011, being used for certain variable life insurance policies issued by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 6, 2011.

Please call the undersigned at (617) 578-4796 with any questions.

                                        Sincerely yours,


                                        /s/ Paula J. Minella

                                        Paula J. Minella, Esq.
                                        Counsel
                                        Metropolitan Life Insurance Company